PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED BELOW:

AIM TAX-EXEMPT CASH FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                          INVESTOR
(fees paid directly from your investment)          CLASS A     CLASS Y      CLASS
-----------------------------------------          --------    ---------   --------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                  None        None       None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None        None       None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                             INVESTOR
(expenses that are deducted from fund assets)       CLASS A    CLASS Y(2)     CLASS
---------------------------------------------       -------    ----------   ---------
Management Fees                                      0.35%       0.35%        0.35%
Distribution and/or Service (12b-1) Fees(3)          0.10        None         None
Other Expenses                                       0.48        0.48         0.48
Acquired Fund Fees and Expenses                      None        None         None
Total Annual Fund Operating Expenses                 0.93        0.83         0.83

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(3) Effective July 1, 2009, the Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.10%. Distribution and/or Service (12b-1) Fees have been restated to reflect this reduction.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds. The expense example assumes that you:

     (i) invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                      -------   -------   -------   --------
Class A                 $95       $296      $515      $1,143
Class Y                  85        265       460       1,025
Investor Class           85        265       460       1,025"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 3 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     - Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed; and

     - There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A                               YEAR 1      YEAR 2        YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.07%        8.31%       12.71%       17.30%       22.08%
End of Year Balance                 $10,407.00   $10,830.56   $11,271.37   $11,730.11   $12,207.53
Estimated Annual Expenses           $    94.89   $    98.75   $   102.77   $   106.96   $    11.31

CLASS A                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.04%       32.21%       37.60%       43.20%       49.02%
End of Year Balance                 $12,704.38   $13,221.44   $13,759.56   $14,319.57   $14,902.38
Estimated Annual Expenses           $   115.84   $   120.56   $   125.46   $   130.57   $   135.88

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.83%        0.83%        0.83%        0.83%        0.83%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.17%        8.51%       13.04%       17.75%       22.66%
End of Year Balance                 $10,417.00   $10,851.39   $11,303.89   $11,775.26   $12,266.29
Estimated Annual Expenses           $    84.73   $    88.26   $    91.94   $    95.78   $    99.77

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.83%        0.83%        0.83%        0.83%        0.83%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.78%       33.11%       38.66%       44.44%       50.46%
End of Year Balance                 $12,777.80   $13,310.63   $13,865.68   $14,443.88   $15,046.19
Estimated Annual Expenses           $   103.93   $   108.27   $   112.78   $   117.48   $   122.38

INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------                      ----------   ----------   ----------   ----------   ----------

Annual Expense Ratio(1)                   0.83%        0.83%        0.83%        0.83%        0.83%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.17%        8.51%       13.04%       17.75%       22.66%
End of Year Balance                 $10,417.00   $10,851.39   $11,303.89   $11,775.26   $12,266.29
Estimated Annual Expenses           $    84.73   $    88.26   $    91.94   $    95.78   $    99.77

INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.83%        0.83%        0.83%        0.83%        0.83%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.78%       33.11%       38.66%       44.44%       50.46%
End of Year Balance                 $12,777.80   $13,310.63   $13,865.68   $14,443.88   $15,046.19
Estimated Annual Expenses           $   103.93   $   108.27   $   112.78   $   117.48   $   122.38

(1)  Your actual expenses may be higher or lower than those shown."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM HIGH INCOME MUNICIPAL FUND
AIM TAX-EXEMPT CASH FUND
AIM TAX-FREE INTERMEDIATE FUND

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 64 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."

The following information replaces in its entirety the first paragraph under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 76 of the Statement of Additional Information.

     "The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of AIM High Income Municipal Fund and AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Tax-Free Intermediate Fund and Class B shares and Class C shares of AIM High Income Municipal Fund (collectively the "Plans"). Each Fund, pursuant to the Plans except the Investor Class Plan, pays Invesco Aim Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

FUND                             CLASS A*   CLASS A3   CLASS B   CLASS C   INVESTOR CLASS
----                             --------   --------   -------   -------   --------------
AIM High Income Municipal Fund     0.25%       N/A      1.00%     1.00%         N/A
AIM Tax-Exempt Cash Fund           0.10        N/A       N/A       N/A          N/A
AIM Tax-Free Intermediate Fund      N/A       0.25%      N/A       N/A          N/A"

The sixth paragraph is deleted in its entirety under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 77 of the Statement of Additional Information.



                                       1